Debt (Details) - USD ($)						1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 09, 2021	Jun. 21, 2021	Apr. 09, 2021	Nov. 20, 2020	Jun. 29, 2020	Apr. 30, 2020	Dec. 31, 2017	Feb. 29, 2016	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2017	Mar. 31, 2007
Debt (Details) [Line Items]
Gain (loss) on extinguishment of debt										$ (1,630,000)			$ (1,630,000)	$ (4,323,000)	$ (551,000)
Interest expense														1,300,000	5,800,000
Amortization debt issuance costs														300,000	2,000,000
Net of amortization														100,000	500,000
Long-term debt														200,000	600,000
Paycheck Protection Program [Member]
Debt (Details) [Line Items]
Gain (loss) on extinguishment of debt										3,600,000			$ 3,600,000
Amended and Restated Credit Agreement [Member]
Debt (Details) [Line Items]
Gain (loss) on extinguishment of debt										$ 5,200,000	$ 5,200,000
Loss on extinguishment of debt														5,200,000	$ 0.6
Maturity date					Dec. 31, 2022
Interest rate					12.00%
Net proceeds							$ 3,400,000	$ 35,000,000
Debt issuance costs								$ 800,000
Debt recorded							1,600,000
Additional capital							$ 200,000
Principal percentage				2.00%	3.00%
Amendment fee					$ 2,500,000
Additional interest					$ 1,400,000
Fair value exchange				$ 18,000,000
Payment of debt prepayment cost			$ 4,000,000	10,000,000
Amendment fees				$ 5,500,000
Fixed interest rate percentage				11.00%
Outstanding principal			$ 33,300,000
Amended and Restated Credit Agreement [Member] | Common Stock [Member]
Debt (Details) [Line Items]
Common stock (in Shares)							800,000
Reverse recapitalization (in Shares)							670,480								4,443,906
Shares issued (in Shares)							800,000
Amended and Restated Credit Agreement [Member] | Preferred Stock [Member]
Debt (Details) [Line Items]
Redeemable convertible preferred stock (in Shares)				2,651,179											2,651,179
Amended and Restated Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt (Details) [Line Items]
Annual floating interest rate								1.00%
Interest rate plus								12.50%
Amended and Restated Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt (Details) [Line Items]
Interest rate plus							12.50%
Amended and Restated Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt (Details) [Line Items]
Interest rate plus							8.86%
Convertible Debt [Member]
Debt (Details) [Line Items]
Aggregate amount																	$ 2,000,000
Fixed interest rate																3.75%
Additional paid-in capital														100,000
Amortization of discount														100,000	$ 100,000
Loss on extinguishment of debt														2,700,000
Interest expense														$ 100,000	$ 100,000
Convertible Debt [Member] | Common Stock [Member]
Debt (Details) [Line Items]
Preferred stock per share (in Dollars per share)														$ 3,720
Reverse recapitalization (in Shares)														571,642
Convertible Debt [Member] | Preferred Stock [Member]
Debt (Details) [Line Items]
Preferred stock per share (in Dollars per share)														$ 5,870
Paycheck Protection Program [Member]
Debt (Details) [Line Items]
Aggregate amount						$ 3,500,000
Maturity date						Apr. 13, 2022
Interest rate						0.98%
Accrued interest		$ 100,000
Prepayment [Member] | Amended and Restated Credit Agreement [Member]
Debt (Details) [Line Items]
Payment of debt prepayment cost				$ 2,500,000
Class B Common Stock [Member] | Amended and Restated Credit Agreement [Member]
Debt (Details) [Line Items]
Fair value of per share (in Dollars per share)							$ 12.35
Fair value issued							$ 9,900,000
Class B Common Stock [Member] | Convertible Debt [Member]
Debt (Details) [Line Items]
Common stock (in Shares)	682,070													682,070